Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2005	Dec. 31, 2015	Dec. 31, 2014	Dec. 18, 2014
Environmental And Other Liabilities [Abstract]
Environmental insurance, maximum coverage per vessel per incident		$ 1,000,000
Varouxis
Loss Contingencies [Line Items]
Estimated recovery		670,000
Aegean Oil Terminal Corporation
Loss Contingencies [Line Items]
Provision for doubtful accounts		1,300
M/V Champion Trader
Loss Contingencies [Line Items]
Settlement amount			$ 415
Pending litigation
Loss Contingencies [Line Items]
Loss contingency damage sought	$ 0,01
Pending litigation | Hess Corporation
Loss Contingencies [Line Items]
Claims in compensatory damages				$ 28,000
Standby letters of credit | P&I Club
Loss Contingencies [Line Items]
Estimated recovery		2,298
Standby letters of credit | Ongoing conversations with the end users | O. W. Bunker Group | Bankruptcy claims
Loss Contingencies [Line Items]
Provision for doubtful accounts		3,129
Accounts receivable		$ 5,474
Fraud And Fraudulent Inducement | Pending litigation | Hess Corporation
Loss Contingencies [Line Items]
Claims in compensatory damages				$ 127,000